Income Taxes - Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	$ 516	$ 673
Liability	(601)	(548)
Net	(85)	125
Country of domicile [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	443	518
Liability	(131)	(125)
Net	312	393
Foreign countries [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	73	155
Liability	(470)	(423)
Net	$ (397)	$ (268)